Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Realized gains (losses)	$ (1,150)	$ (2,452)	$ (10,742)	$ (4,916)
Unrealized gains (losses)	(2,600)	2,975	(789)	3,852
Total	(3,750)	523	(11,531)	(1,064)
Interest Rate Swap [Member]
Derivative [Line Items]
Realized gains (losses)	(1,276)	(2,452)	(10,868)	(4,916)
Unrealized gains (losses)	(1,808)	2,066	2,114	2,983
Total	(3,084)	(386)	(8,754)	(1,933)
Warrant [Member]
Derivative [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	(2,137)	909	(4,248)	869
Total	(2,137)	909	(4,248)	869
Time-charter Swap [Member]
Derivative [Line Items]
Realized gains (losses)	126	0	126	0
Unrealized gains (losses)	1,345	0	1,345	0
Total	$ 1,471	$ 0	$ 1,471	$ 0